Equity reserves (Narrative) (Details) shares in Thousands, Share in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) Share Year shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) Share Year shares	Dec. 31, 2019 Share	May 31, 2022	Mar. 15, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of issued and outstanding capital as number of options and restricted share units issued		1.70%
Expense from share-based payment transactions with employees | $		$ 3,135		$ 1,638
Number of warrants exercised excluding surrendered warrants | shares		5,723
Proceeds from exercise of warrants | $		$ 2,638		$ 3,816
Number of warrants surrendered as part of cashless exercises | shares		804		279
Number of shares issued in connection with exercise of warrants | shares				2,400
Number of share options exercised in share-based payment arrangement		164		81	553
Number of additional share options exercised in share-based payment arrangement		156		81
Proceeds from exercise of options | $		$ 523		$ 417
Number of other equity instruments vested				75
Number of share options granted in share-based payment arrangement		467		383
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 15.59		$ 6.70
Risk free interest rate, share options granted		0.92%
Option life, share options granted | Year		5		5
Expected volatility, share options granted		83.70%		93.70%
Expected dividend as percentage, share options granted		0.00%		0.00%
Expected forfeiture rate of share options granted		0.00%		0.00%
Weighted average remaining contractual life of outstanding share options		2 years 7 months 6 days		3 years 2 months 12 days
Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		76		191
Number of other equity instruments forfeited in share-based payment arrangement		5		6
Number of other equity instruments vested		81		40
Expected forfeiture rate		0.00%		0.00%
Restricted Stock Units [Member] | One-third of a grant - three month period ending March 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested		180
Restricted Stock Units [Member] | One-third of a grant - three month period ending March 31, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested		180
Restricted Stock Units [Member] | One-third of a grant - three month period ending March 31, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested		180
Restricted Stock Units [Member] | One-third of a grant - three month period ending September 30, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested		11
Restricted Stock Units [Member] | One-third of a grant - three month period ending September 30, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested		11
Restricted Stock Units [Member] | One-third of a grant - three month period ending September 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments vested		11
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement		0		362
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares	0		13.00
Number of other equity instruments forfeited in share-based payment arrangement		0		0
Number of other equity instruments vested		6,527		2,679
First Grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	11.92
Second Grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement		52
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	12.58		$ 4.80
Risk free interest rate, share options granted		0.95%
Option life, share options granted | Year		5
Expected volatility, share options granted		81.10%
Expected dividend as percentage, share options granted		0.00%
Expected forfeiture rate of share options granted		0.00%
Third Grant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 4.81
Percentage of options vest upon achievement						50.00%	50.00%
Risk free interest rate, share options granted		0.50%		0.74%
Option life, share options granted | Year		1.35
Expected volatility, share options granted		76.80%
Expected dividend as percentage, share options granted		0.00%
Expected forfeiture rate of share options granted		0.00%